DEBT (Tables)	12 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Components of Long-term Debt

The components of long-term debt were as follows:

(In millions, issuance by calendar year)	Maturities (calendar year)			Stated Interest Rate			Effective Interest Rate			June 30, 2024	June 30, 2023

2009 issuance of $3.8 billion			2039			5.20%			5.24%	$520	$520
2010 issuance of $4.8 billion			2040			4.50%			4.57%	486	486
2011 issuance of $2.3 billion			2041			5.30%			5.36%	718	718
2012 issuance of $2.3 billion			2042			3.50%			3.57%	454	454
2013 issuance of $5.2 billion			2043	3.75%	–	4.88%	3.83%	–	4.92%	314	1,814
2013 issuance of €4.1 billion	2028	–	2033	2.63%	–	3.13%	2.69%	–	3.22%	2,465	2,509
2015 issuance of $23.8 billion	2025	–	2055	2.70%	–	4.75%	2.77%	–	4.78%	9,805	9,805
2016 issuance of $19.8 billion	2026	–	2056	2.40%	–	3.95%	2.46%	–	4.03%	7,930	9,430
2017 issuance of $17.1 billion (a)	2026	–	2057	3.30%	–	4.50%	3.38%	–	5.49%	6,833	8,945
2020 issuance of $10.1 billion (a)	2030	–	2060	1.35%	–	2.68%	2.53%	–	5.43%	10,111	10,000
2021 issuance of $8.2 billion	2052	–	2062	2.92%	–	3.04%	2.92%	–	3.04%	8,185	8,185
2023 issuance of $0.1 billion (a)	2026	–	2050	1.35%	–	4.50%	5.16%	–	5.49%	56	0
2024 issuance of $3.3 billion (a)	2026	–	2050	1.35%	–	4.50%	5.16%	–	5.49%	3,344	0

Total face value										51,221	52,866
Unamortized discount and issuance costs										(1,227)	(438)
Hedge fair value adjustments (b)										(81)	(106)
Premium on debt exchange										(4,976)	(5,085)

Total debt										44,937	47,237
Current portion of long-term debt										(2,249)	(5,247)

Long-term debt										$42,688	$41,990

(a)
Includes $3.6 billion of debt at face value related to the Activision Blizzard acquisition, the majority of which was exchanged for Microsoft registered securities in June 2024. See Note 8 – Business Combinations for further information.
(b)
Refer to Note 5 – Derivatives for further information on the interest rate swaps related to fixed-rate debt.

Maturities of Long-term Debt Including Current Portion

The following table outlines maturities of our long-term debt, including the current portion, as of June 30, 2024:

(In millions)

Year Ending June 30,

2025	$2,250
2026	3,000
2027	9,250
2028	0
2029	1,876
Thereafter	34,845

Total	$51,221